CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	¥ 316,779	¥ 386,764	¥ 655,606
Cost of revenues	(128,844)	(261,372)	(380,290)
Gross profit	187,935	125,392	275,316
Operating expenses:
Sales and marketing expenses	(143,887)	(140,672)	(131,301)
General and administrative expenses	(90,636)	(212,411)	(131,075)
Research and development expenses	(47,518)	(38,232)	(35,807)
Impairment of goodwill		(1,395)
Total operating expenses	(282,041)	(392,710)	(298,183)
Income/(Loss) from operations	(94,106)	(267,318)	(22,867)
Other income/(expenses):
Share of loss from equity method investments	(5,473)	(23,502)
Gain on disposal of a subsidiary			11,454
Shortterm investment income	2,485	1,859	4,115
Government grant	3,304	10,103	497
Others, net	3,283	3,280	783
Income/(Loss) before income tax	(90,507)	(275,578)	(6,018)
Income tax expense	(102)	(3,764)	(19,893)
Net loss	(90,609)	(279,342)	(25,911)
Accretion on redeemable noncontrolling interests to redemption value			(1,808)
Accretion of convertible redeemable preferred shares to redemption value			(449,130)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares			(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares			(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares			(36,977)
Net loss/(income) attributable to non-controlling interests	1,038	(889)	156
Net loss attributable to 36Kr Holdings Inc.'s ordinary shareholders	(89,571)	(280,231)	(850,441)
Net loss	(90,609)	(279,342)	(25,911)
Other comprehensive loss
Foreign currency translation adjustments	(1,090)	(4,843)	(3,285)
Total other comprehensive loss	(1,090)	(4,843)	(3,285)
Total comprehensive loss	(91,699)	(284,185)	(29,196)
Accretion on redeemable noncontrolling interests to redemption value			(1,808)
Accretion of convertible redeemable preferred shares to redemption value			(449,130)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares			(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares			(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares			(36,977)
Net loss/(income) attributable to non-controlling interests	1,038	(889)	156
Comprehensive loss attributable to 36Kr Holding Inc.'s ordinary shareholders	¥ (90,661)	¥ (285,074)	¥ (853,726)
Net loss per ordinary share (RMB)
-Basic	¥ (0.087)	¥ (0.275)	¥ (2.310)
-Diluted	¥ (0.087)	¥ (0.275)	¥ (2.310)
Weighted average number of ordinary shares used in per share calculation:
-Basic (in shares)	1,025,068,349	1,019,316,944	368,159,249
-Diluted (in shares)	1,025,068,349	1,019,316,944	368,159,249
ADS
Net loss per ordinary share (RMB)
-Basic	¥ (2.185)	¥ (6.873)	¥ (57.750)
-Diluted	¥ (2.185)	¥ (6.873)	¥ (57.750)
Weighted average number of ordinary shares used in per share calculation:
-Basic (in shares)	41,002,734	40,772,678	14,726,370
-Diluted (in shares)	41,002,734	40,772,678	14,726,370
Cost of revenues
Share-based compensation expenses included in
Employee consideration	¥ 1,322	¥ 1,123	¥ 4,730
Sales and marketing expenses
Share-based compensation expenses included in
Employee consideration	8,526	16,168	14,654
General and administrative expenses
Share-based compensation expenses included in
Employee consideration	5,622	19,508	69,412
Research and development expenses
Share-based compensation expenses included in
Employee consideration	(452)	2,478	2,375
Online advertising services
Revenues:
Total revenues	214,722	172,811	283,426
Enterprise value-added services
Revenues:
Total revenues	74,032	193,213	319,469
Subscription services
Revenues:
Total revenues	¥ 28,025	¥ 20,740	¥ 52,711